Potomac Tactical Opportunities Fund
		Schedule of Investments
	March 31, 2026 (Unaudited)
Shares			Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
179,200	Global X Silver Miners ETF		$ 16,142,336
440,800	iShares Latin America 40 ETF		15,657,216
206,400	iShares MSCI EAFE Value ETF		15,345,840
70,900	iShares U.S. Aerospace & Defense ETF		15,509,375
240,300	State Street® Energy Select Sector SPDR® ETF		14,720,778
144,400	State Street® SPDR® S&P® Metals & Mining ETF		15,596,644
41,200	VanEck Semiconductor ETF		15,796,080
			108,768,269

Fixed Income
578,876	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF		29,134,829
321,949	iShares 0-3 Month Treasury Bond ETF		32,407,386
			61,542,215
Total for Exchange Traded Funds (Cost - $166,118,525)			170,310,484	76.34%

MONEY MARKET FUNDS
33,776,199	State Street Institutional U.S. Government Money Market Fund		33,776,199	15.14%
	Premier Class - 3.60% +

Total for Money Market Funds (Cost - $33,776,199)

	Total Investments (Cost - $199,894,724)		204,086,683	91.48%

	Other Assets in Excess of Liabilities		18,997,852	8.52%

	Net Assets		$ 223,084,535	100.00%

+ The rate shown represents the 7-day yield at March 31, 2026.

Potomac Tactical Opportunities Fund
	Schedule of Futures Contracts
	March 31, 2026 (Unaudited)
				Unrealized
	Number of Contracts	Expiration	Notional	Appreciation/
Description	Purchased/(Sold)	Date	Value	(Depreciation)

Index Futures Purchased
E-mini Nasdaq 100 Futures **	334	6/18/2026	$ 159,752,200	$ (1,044,552)
Total	334		$ 159,752,200	$ (1,044,552)

** Exchange Traded.